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                      METROPOLITAN LIFE INSURANCE COMPANY
                 NEW ENGLAND LIFE RETIREMENT INVESTMENT ACCOUNT


                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                          SUPPLEMENT DATED MAY 1, 2016
                                       TO
                 PROSPECTUS DATED MAY 1, 1988 (AS SUPPLEMENTED)


This supplement updates certain information contained in your last prospectus dated May 1, 1988 and subsequent supplements. You should read and retain this supplement.


We currently are not offering any new Contracts. However, Contract Owners of existing flexible purchase payment variable annuity contracts may continue to make purchase payments.


The current investment options available under your Contract include 1 Fixed Account option and the 5 Eligible Funds listed below:

METROPOLITAN SERIES FUND -- CLASS B
     BlackRock Bond Income Portfolio
     BlackRock Capital Appreciation Portfolio
     BlackRock Ultra-Short Term Bond Portfolio

   Met/Wellington Core Equity Opportunities Portfolio
     MFS(R) Value Portfolio

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


FEE TABLE


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Eligible Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Eligible Funds may impose a redemption fee in the future. The second table shows each Eligible Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Eligible Fund's fees and expenses is contained in the prospectus for each Eligible Fund. Current prospectuses for the Eligible Funds may be obtained by calling 1-800-777-5897.


FEES AND EXPENSES FOR YEAR ENDED DECEMBER 31, 2015


MINIMUM AND MAXIMUM TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSES


                                                                                     MINIMUM     MAXIMUM
                                                                                    ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Eligible Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)...................    0.61%       0.97%

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ELIGIBLE FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


The following table is a summary. For more complete information on Eligible Fund fees and expenses, please refer to the prospectus for each Eligible Fund.


                                               DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                  AND/OR                 FUND FEES     ANNUAL        AND/OR       ANNUAL
                                  MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                         FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- ----------
METROPOLITAN SERIES FUND
 -- CLASS B
 BlackRock Bond Income
  Portfolio.....................    0.32%         0.25%        0.04%        --        0.61%         0.00%         0.61%
 BlackRock Capital
  Appreciation Portfolio........    0.69%         0.25%        0.02%        --        0.96%         0.05%         0.91%
 BlackRock Ultra-Short
  Term Bond Portfolio...........    0.34%         0.25%        0.03%        --        0.62%         0.02%         0.60%
 Met/Wellington Core
  Equity Opportunities
  Portfolio.....................    0.70%         0.25%        0.02%        --        0.97%         0.12%         0.85%
 MFS(R) Value Portfolio.........    0.70%         0.25%        0.02%        --        0.97%         0.14%         0.83%

The information shown in the table above was provided by the Eligible Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Eligible Fund's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Eligible Fund, but that the expenses of the Eligible Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Eligible Fund's board of directors or trustees, are not shown.


INVESTMENTS OF THE ACCOUNT - ELIGIBLE FUNDS


ELIGIBLE FUND                       INVESTMENT OBJECTIVE                    INVESTMENT ADVISER/SUBADVISER
---------------------------------   -------------------------------------   --------------------------------
METROPOLITAN SERIES FUND --
 CLASS B
 BlackRock Bond Income              Seeks a competitive total return        MetLife Advisers, LLC
  Portfolio                         primarily from investing in             Subadviser: BlackRock Advisors,
                                    fixed-income securities.                LLC
 BlackRock Capital Appreciation     Seeks long-term growth of capital.      MetLife Advisers, LLC
  Portfolio                                                                 Subadviser: BlackRock Advisors,
                                                                            LLC
 BlackRock Ultra-Short Term         Seeks a high level of current           MetLife Advisers, LLC
  Bond Portfolio                    income consistent with preservation     Subadviser: BlackRock Advisors,
                                    of capital.                             LLC
 Met/Wellington Core Equity         Seeks to provide a growing stream       MetLife Advisers, LLC
  Opportunities Portfolio           of income over time and,                Subadviser: Wellington
                                    secondarily, long-term capital          Management Company LLP
                                    appreciation and current income.

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
ELIGIBLE FUND               INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUBADVISER
-------------------------   -----------------------------   ------------------------------
 MFS(R) Value Portfolio     Seeks capital appreciation.     MetLife Advisers, LLC
                                                            Subadviser: Massachusetts
                                                            Financial Services Company

ELIGIBLE FUND NAME CHANGES


Effective May 1, 2016, BlackRock Money Market Portfolio was renamed BlackRock Ultra-Short Term Bond Portfolio.


Effective May 1, 2016, WMC Core Equity Opportunities Portfolio was renamed Met/Wellington Core Equity Opportunities Portfolio.


HIGHLIGHTS


Prior to annuitization of your contract, your contract is in the accumulation period. If you die prior to annuitization, your beneficiary (or beneficiaries) will receive the death benefit proceeds under your contract. Once you begin receiving annuity payments, your contract switches to the annuity period. There is no death benefit during the annuity period, however, depending on the annuity payment option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payments, if applicable) will be paid to your beneficiary(ies). See the applicable sections in your prospectus regarding death benefit proceeds and the annuity period for more information.


DISTRIBUTION OF CONTRACTS


On February 29, 2016, MetLife, Inc. and Massachusetts Mutual Life Insurance Company ("MassMutual") announced they have entered into a definitive agreement for the acquisition by MassMutual of MetLife Securities, Inc. ("MSI"). The transaction is expected to close by mid-2016, and is subject to certain closing conditions, including regulatory approval. As a result of this transaction, MSI will no longer be affiliated with Metropolitan Life Insurance Company.


FINANCIAL STATEMENTS


The financial statements for each of the Sub-Acccounts of the Account are attached. Upon request, financial statements for the insurance company will be sent to you without charge.












        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE


Distributor:                                           (800) 848-3854
MetLife Investors Distribution Company

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